GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					6 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Apr. 13, 2011 Cicat Networks Inc. [Member]	Apr. 13, 2011 Cicat Networks Inc. [Member] Customer Relationships [Member]	Apr. 13, 2011 Cicat Networks Inc. [Member] Backlog [Member]	Jun. 30, 2012 Cicat Networks Inc. [Member] Customer Relationships And Backlog [Member]
GENERAL [Abstract]
Goodwill impairment loss	$ 17,900
Business Combinations
Cash paid for acquisition			2,823
Fair value of the potential contingent consideration			822
Contingent consideration potential earn out			1,170
Estimated useful life of finite-lived intangible asset (in years)						7.8
Purchase Price Allocation
Cash			134
Other current assets			1,301
Non-current assets		209	209
Property and equipment		42	42
Intangible assets		720		626	94	720
Goodwill		1,890	1,890
Current liabilities			(1,075)
Long-term liabilities		398	(398)
Net assets acquired		$ 1,867	$ 2,823